SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
NOTE 17:-	SUBSEQUENT EVENTS

The ongoing Coronavirus pandemic that first surfaced in China and is spreading throughout the world has had an adverse effect on the Company's industry and the markets in which it operates. The Coronavirus outbreak has impacted the verticals in which the Company’s customers operate and has resulted in a slowdown of the Company's business with some of its customers. The Company has experienced postponed orders and suspended decision making in other markets that are likely to be negatively affected by the Coronavirus. Further, the guidance of social distancing and the requirements to work from home in key territories such as Israel, USA, Canada, Germany, Spain, Mexico and other countries, in addition to greatly reduced travel globally, has resulted in a substantial curtailment of business activities, which has affected and is likely to continue to affect the Company's ability to conduct fieldwork as well as deliver products and services. The Company is unable at this time to estimate the extent of the effect of the Coronavirus on its business.  However, in order to mitigate the impact on the business, the Company adopted a plan to reduce expenses and enacted cost savings measures.

Because the outbreak may also result in uncertainties in relation to the assumptions and estimations associated with the measurement of various assets and liabilities in the financial statements that the Company may not have previously recognized or considered, the occurrence of the outbreak may add additional risks that the carrying amounts of assets and liabilities may require certain adjustments within the next financial year which financial effect cannot be reasonably estimated at this stage.